Breakdown of expenses by nature - Summary of Employee Benefits (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Selling and Distribution Expense And General And Administrative Expense
Employee Benefits Expenses [Line Items]
Employee benefits expense	€ 66,739	€ 106,923	€ 26,456
Selling and distribution Expenses
Employee Benefits Expenses [Line Items]
Wages and salaries	1,195	1,527	1,961
Social security costs	127	178	266
Pension costs	139	144	239
Termination benefits	194	11	360
Other employee costs	(5)	34	78
Contingent workers	0	4	3
Employee benefits expense	1,650	1,898	2,907
General and administrative expenses
Employee Benefits Expenses [Line Items]
Wages and salaries	14,968	9,951	12,190
Social security costs	1,980	1,262	1,666
Pension costs	1,553	1,025	1,479
Termination benefits	222	42	2,674
Other employee costs	283	219	410
Contingent workers	4,853	3,358	3,012
Share-based payment expenses	41,230	89,636	2,450
Capitalized hours	0	(468)	(332)
Employee benefits expense	€ 65,089	€ 105,025	€ 23,549